SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2014
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

XUEDA EDUCATION GROUP

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of U.S. dollars, except for shares and per share data)

	December 31,
	2013	2014
Assets

Current assets:
Cash and cash equivalents	12,626	12,395
Short-term investments	68,553	35,742
Prepaid expenses and other current assets	4,181	1,344
Amounts due from subsidiaries	41,453	36,884

Total current assets	126,813	86,365

Investment in subsidiary	19,387	17,526
Other long-term investments	6,850	7,504

Total assets	153,050	111,395

Liabilities

Current liabilities:
Accrued expenses and other current liabilities	56	52
Deferred income-current	347	550

Total current liabilities	403	602

Deferred income-noncurrent	260	—

Total liabilities	663	602

Equity
Ordinary shares	14	13
Treasury stock, at cost	(16,124)	(16,124)
Additional paid-in capital	157,149	125,205
Retained earnings	11,133	1,111
Accumulated other comprehensive income	215	588

Total equity	152,387	110,793

Total liabilities and equity	153,050	111,395

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars)

	Years ended December 31,
	2012	2013	2014

Total operating expenses	(3,129)	(4,158)	(9,722)

Loss from operations	(3,129)	(4,158)	(9,722)
Equity in earnings of subsidiary	1,409	17,882	(1,580)
Interest income	3,685	2,427	1,280

Net income (loss)	1,965	16,151	(10,022)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars)

	Years ended December 31,
	2012	2013	2014

Net income (loss)	1,965	16,151	(10,022)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	242	433	(281)
Unrealized gain on available-for-sale securities, net of tax effects of nil, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively	339	93	654

Total comprehensive income (loss)	2,546	16,677	(9,649)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Years ended December 31,
	2012	2013	2014

Cash flows from operating activities:
Net income (loss)	1,965	16,151	(10,022)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings from subsidiary	(1,409)	(17,882)	1,580
Share-based compensation expense	3,166	5,382	6,198
Foreign exchange gain (loss)	919	1,848	(1,622)
Changes in assets and liabilities:
Prepaid expenses and other current assets	784	(3,091)	2,837
Amounts due from subsidiaries	3,464	(38,548)	4,006
Accrued expenses and other current liabilities	237	(181)	(3)
Deferred income	(346)	(348)	(58)

Net cash provided by (used in) operating activities	8,780	(36,669)	2,916

Cash flows from investing activities:
Purchase of short-term investments	—	(67,619)	(71,847)
Proceeds from maturity of short-term investments	—	—	104,802
Purchases of long-term investments	(4,786)	(1,632)	—

Net cash (used in) provided by investing activities	(4,786)	(69,251)	32,955

Cash flows from financing activities:
Repurchase of ordinary shares	(7,278)	—	(29,630)
Proceeds from exercise of options	123	246	3,393
Payment of dividend distribution	(9,929)	(22,665)	(9,865)

Net cash used in financing activities	(17,084)	(22,419)	(36,102)

Net decrease in cash and cash equivalents	(13,090)	(128,339)	(231)
Cash and cash equivalents, beginning of year	154,055	140,965	12,626

Cash and cash equivalents, end of year	140,965	12,626	12,395

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTE TO THE FINANCIAL STATEMENTS

1.BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investment in its subsidiary.

2.INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries and schools, VIE and VIE’s subsidiaries, and inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investment in subsidiary, Xeuda HK, though which the Company indirectly holds and consolidates other subsidiaries, VIE and VIE subsidiaries and schools, is reported using the equity method of accounting as a single line item and the Parent Company’s share of earnings from its subsidiary is reported as the single line item of equity in earnings of subsidiary.